Net sales (Tables)	12 Months Ended
Jun. 30, 2025
Net sales
Schedule of net sales by geographic location

	For the fiscal year ended June 30,
(in € thousands)	2023		2024		2025
Germany	128,109	16.7%	127,867	15.2%	142,409	11.3%
United States	137,521	18.0%	171,795	20.4%	323,662	25.6%
Europe (excluding Germany) (1)	298,998	39.0%	332,575	39.6%	508,989	40.3%
Rest of the world (1)	201,375	26.3%	208,615	24.8%	287,216	22.8%
	766,003	100%	840,852	100%	1,262,277	100%

(1)No individual country other than Germany and the United States accounted for more than 10% of net sales.